Depreciation (Tables)	12 Months Ended
Dec. 31, 2024
Depreciation
Schedule of Depreciation

Amounts in US$ ‘000	2024	2023	2022
Depreciation of property, plant and equipment (Note 19)
Oil and gas properties	109,093	95,369	76,720
Production facilities and machinery	13,116	12,896	12,244
Furniture, equipment and vehicles	1,550	1,304	1,344
Buildings and improvements	191	503	672
	123,950	110,072	90,980
Depreciation associated with crude oil stock variation
Capitalized costs for oil stock variation	281	2,212	(1,333)
	281	2,212	(1,333)
Depreciation of right-of-use assets (Note 27)
Production facilities and machinery	5,156	7,858	6,057
Buildings and improvements	1,272	792	988
	6,428	8,650	7,045
Depreciation total	130,659	120,934	96,692
Related to:
Productive assets	127,646	118,335	93,688
Administrative assets	3,013	2,599	3,004
Depreciation total	130,659	120,934	96,692